Other Balance Sheet Accounts - Other non-current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Security deposits	$ 4,267	$ 4,873
Restricted cash	11,795	9,174
Other	21,574	6,790
Total other non-current assets	159,795	124,774
Marketable equity securities
Disclosure of financial assets [line items]
Equity securities	110,409	100,187
Non-marketable equity securities
Disclosure of financial assets [line items]
Equity securities	$ 11,750	$ 3,750